Interest Income and Expense (Tables)	6 Months Ended
Apr. 30, 2024
Interest Income and Expense [Abstract]
Summary of Interest Income and Expenses by Basis of Accounting Classification
The following tables present interest income

and interest expense by basis of accounting

measurement.
Interest Income
(millions of Canadian dollars) For the three months ended For the six months ended
April 30, 2024 April 30, 2023 April 30, 2024 April 30, 2023
Measured at amortized cost 1 $ 19,694 $ 16,634 $ 39,260 $ 32,161

Measured at FVOCI – Debt instruments 1 965 795 1,898 1,516
20,659 17,429 41,158 33,677
Measured or designated at FVTPL 2,247 1,797 4,497 3,553
Measured at FVOCI – Equity instruments 90 81 154 133
Total $ 22,996 $ 19,307 $ 45,809 $ 37,363
Interest income is calculated using EIRM.
Interest Expense
(millions of Canadian dollars) For the three months ended For the six months ended
April 30, 2024 April 30, 2023 April 30, 2024 April 30, 2023
Measured at amortized cost 1 $ 12,504 $ 9,613 $ 24,696 $ 18,283

Measured or designated at FVTPL 3,027 2,266 6,160 3,919
Total $ 15,531 $ 11,879 $ 30,856 $ 22,202
Interest expense is calculated using EIRM.